MERGER AND SELF-MANAGEMENT TRANSACTION - REIT I Purchase Price Allocation (FY) (Details) - REIT I - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets:
Real estate property, including above/below lease intangibles		$ 151,099,097
Cash and cash equivalents		1,612,331
Tenant receivable		310,169
Prepaid expenses and other assets		51,924
Liabilities:
Mortgage notes payable, net		(62,985,425)
Accounts payable and other liabilities		(2,243,156)
Net		87,844,940
Less: Cancellation of investment in REIT I (Note 5)	$ 0	(3,091,489)
Capitalized transaction-related costs		(3,044,480)
Net Assets Acquired	$ 0	$ 81,708,971